Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Schedule of Property and Equipment

The Company’s property and equipment include the following:

	March 31, 2025	December 31, 2024
Furniture and fixtures	$53	$53
Lab equipment	1,097	1,097
Computer hardware and software	15	15
Leasehold improvements	788	788
Equipment under finance leases	740	740
Property and equipment	2,693	2,693
Less: Accumulated depreciation	(2,662)	(2,656)
Total	$31	$37

The Company’s property and equipment include the following:

	December 31,
	2024	2023
Furniture and fixtures	$53	$53
Lab equipment	1,097	1,097
Computer hardware and software	15	15
Leasehold improvements	788	788
Equipment under finance leases	740	740
Property and Equipment	2,693	2,693
Less: Accumulated Depreciation	(2,656)	(2,591)
Total	$37	$102